CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Current Assets
Cash and cash equivalents	$ 318,157	$ 683,483
Accounts receivable, net	0	187,828
Other receivables and prepaid expenses	7,260	22,895
Total current assets	325,417	894,206
Non-current assets
Right of use assets	0	36,764
Website and Software development costs, net	5,079	9,184
Total non-current assets	5,079	45,948
Total Assets	330,496	940,154
Current liabilities
Accounts payable	0	331,402
Due to related parties	54,323	47,731
Income tax payable	83,922	83,922
Other payable and accrued liabilities	26,386	6,113
Operating lease liabilities, current	0	27,586
Total current liabilities	164,631	496,754
Non-current liability
Operating lease liability, non-current	0	9,213
Total non-current liability	0	9,213
Total liabilities	164,631	505,967
Commitments and Contingencies (Note 12)
Shareholders’ Equity
Ordinary shares, $0.001 par value, 75,000,000 shares authorized; 8,092,000 shares issued and outstanding as of April 30, 2026 and October 31, 2025, respectively.	8,092	8,092
Additional paid in capital	39,748	39,748
Retained earnings	118,011	386,366
Accumulated other comprehensive income (loss)	14	(19)
Total Shareholders’ Equity	165,865	434,187
Total Liabilities and Shareholders’ Equity	$ 330,496	$ 940,154